Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Tremblant Opportunistic Global ETF | Tremblant Opportunistic Global ETF Class
Prospectus [Line Items]
Annual Return [Percent]	27.57%	36.18%